Suppliers and contractors (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Related parties	$ 171	$ 91
Total trade and other current payables	4,461	3,475
Country of domicile [member]
IfrsStatementLineItems [Line Items]
Third parties	2,691	1,766
Foreign countries [member]
IfrsStatementLineItems [Line Items]
Third parties	$ 1,599	$ 1,618